Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of Purchase Price	The purchase price was allocated as follows:
	Initial Allocation (1)	Adjustments	Updated Allocation
Purchase consideration at fair value:
Cash	$4,000,000	$-	$4,000,000
Notes payable, net of debt discount	500,000	-	500,000
Amount of consideration	$4,500,000	$-	$4,500,000

Assets acquired and liabilities assumed at fair value
Cash	$329,113	$19,025	$348,138
Accounts receivable	1,922,052	(75,925)	1,846,127
Inventory	9,997,332	(3,357,014)	6,640,318
Prepaids and other current assets	79,777	29,959	109,736
Property and equipment	545,670	(146,202)	399,468
Other assets	74,800	-	74,800
Customer-related intangible	-	336,000	336,000
Marketing-related intangible	308,000	(69,000)	239,000
Goodwill	-	757,283	757,283
Accounts payable and accrued expenses	(6,116,883)	133,987	(6,250,870)
Net assets acquired	$7,139,861	$-	$4,500,000
(1)	As reported in the Company’s September 30, 2023 Form 10-Q, filed on November 14, 2023.

Schedule of Pro Forma Results Effects of ICU Eyewear Acquisition	The following unaudited pro forma results presented below include the effects of the ICU Eyewear acquisition as it had been consummated as of January 1, 2022, with adjustments to give effect to pro forma events that are directly attributable to the acquisition.
	For the Years Ended December 31,
	2023	2022
Revenues	$70,711,483	$69,375,505
Net loss	(32,595,728)	(11,806,564)
Net loss attributable to common shareholders	(33,903,916)	(21,076,180)
Loss per share attributable to common shareholders:
Basic and diluted	$(338.68)	$(285.40)